SHARE OPTIONS - Summary of Share Option Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share)	$ 4.20	$ 4.20
Options Outstanding and Unvested, Number of options (in shares)	466,667	700,000
Options Outstanding and Unvested, Weighted Average Remaining Contractual Life	1 year 10 months 10 days	2 years 10 months 10 days
Options Outstanding and Exercisable, Number of options (in shares)	173,333	0
Options Outstanding and Exercisable, Weighted average exercise price (in dollars per share)	$ 4.20	$ 0.00
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life	1 year 10 months 10 days	0 years